Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Deferred revenue
Balance at beginning of year	¥ 2,842,265
Balance at end of year	2,931,811	$ 462,482	¥ 2,842,265
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Balance at beginning of year	124,346
Credited to income from prior year's balance	(78,350)	(12,359)
Balance at end of year	110,056	17,361	124,346
Unearned storage fees
Deferred revenue
Balance at beginning of year	2,717,919	428,741	2,593,007	¥ 2,384,676
Deferred revenue arose during the year	641,689	101,224	617,796	660,001
Credited to income from prior year's balance	(325,013)	(51,270)	(303,245)	(276,234)
Credited to income from deferred revenue arose during the year	(212,840)	(33,574)	(189,639)	(175,436)
Balance at end of year	¥ 2,821,755	$ 445,121	¥ 2,717,919	¥ 2,593,007